CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 15)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2018	$ 5,158.3	$ 15.6	$ (220.3)	$ (321.7)	$ 4,631.9
Net income				129.2	129.2
Other comprehensive (loss) income			75.8		75.8
Total comprehensive (loss) income					205.0
Acquisition of Salares Norte	27.0				27.0
Gain (loss) on disposal of equity investments at FVTOCI			2.3	(1.3)	1.0
Exercise of stock options	3.3	(0.8)			2.5
Share-based payments		3.0			3.0
Dividend reinvestment plan	22.3				22.3
Dividends declared				(92.3)	(92.3)
Balance at end of period at Jun. 30, 2019	5,210.9	17.8	(142.2)	(286.1)	4,800.4
Balance at beginning of period at Dec. 31, 2018	5,158.3	15.6	(220.3)	(321.7)	4,631.9
Acquisition of Salares Norte	27.0
At-the-market equity offering	136.0
Exercise of stock options	17.3
Dividend reinvestment plan	48.8
Balance at end of period at Dec. 31, 2019	5,390.7	14.2	(178.3)	(164.4)	5,062.2
Net income				(4.4)	(4.4)
Other comprehensive (loss) income			(32.5)		(32.5)
Total comprehensive (loss) income					(36.9)
At-the-market equity offering	112.3				112.3
Exercise of stock options	7.9	(1.9)			6.0
Share-based payments		2.8			2.8
Dividend reinvestment plan	21.0				21.0
Dividends declared				(97.0)	(97.0)
Balance at end of period at Jun. 30, 2020	$ 5,531.9	$ 15.1	$ (210.8)	$ (265.8)	$ 5,070.4